[ROPES & GRAY LETTERHEAD]

November	16, 2005

Matthew H. Choate

(617) 951-7153

mchoate@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Re:	Post-Effective Amendment No. 6 to Oscient Pharmaceuticals Corporation’s Registration Statement on Form S-3 (File
No. 333-118026)

Ladies and Gentlemen:

On behalf of Oscient Pharmaceuticals Corporation (the “Company”), please find attached for filing with the Securities and Exchange Commission (the “Commission”) via EDGAR a complete copy (including certain exhibits) of Post-Effective Amendment No. 6 to the above-referenced Registration Statement on Form S-3.

The amendment was filed primarily in order to update the selling stockholder table. Changes were also made to the description of the Company’s business and risk factors to conform these sections to the updated disclosure contained in the Company’s most recent quarterly report on Form 10-Q.

We would like the amendment to be declared effective as soon as possible.

Please contact me at (617) 951-7153 if you have any questions.

Sincerely,

/s/ Matthew H. Choate

Matthew H. Choate